Balance Sheet Detail - Summary Of Other Assets (Details) - Other Assets [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of other Asset [Line Items]
Long-term prepaid expenses and other assets	$ 15,506	$ 966
Security deposits	124	337
Total other assets	$ 15,630	$ 1,303